Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION

NOTE 14:-	SHARE-BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expense that was recognized for services received from employees, directors and service providers is as follows:

				Convenience translation (Note 2c)
	Year ended December 31,			Year ended December 31,
	2016	2017	2018	2018
	N I S			U.S. dollars

Research and development	903	388	119	32
Marketing, general and administrative	358	131	141	38

Total share-based compensation	1,261	519	260	70

b.	Share-based payment plan for employees and directors:

Options granted under the Company's 2005 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

In March 2018, the Company's Board of Directors approved the adoption of the Company's 2018 Israeli Share Option Plan ("2018 Plan") for the grant of options to employees, directors and service providers. The options are exercisable in accordance with the terms of 2018 Plan, within 10 years from the date of grant, against payment of an exercise price. The options generally vest over a period of three or four years.

Option grants:

On May 28, 2015, the Company's Board of Directors approved an update of the terms and conditions of the Company's CEO, so that the monthly remuneration will be a total of NIS 80. In addition, it was decided to grant unregistered options to the CEO, in the scope of 5% of the Company's issued and paid up capital on a fully diluted basis, as of May 28, 2015, with an exercise price of 130% beyond the average rate of the Company's share price in the 30 days of trading that preceded the Company's Board of Directors' resolution regarding the said grant. Notwithstanding the above, following a discussion with the Company's shareholders, it was agreed that the CEO shall be granted options at a rate of 2.5% of the Company's issued and paid up capital on a fully diluted basis. The options are exercisable for ten years and vest over a period of three years from the date of grant. On July 27, 2015, the Shareholders' meeting approved the grant of options as previously mentioned, and on August 4, 2015, the CEO was grant 5,929,503 options.

The fair value of each option is approximately NIS 0.28 and the total value of the options granted was NIS 1,671.

On February 2016, the Company granted 350,000 options to 4 external advisors that vest over a period of three years at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options as of the date of grant totaled approximately NIS 84 ($ 22).

On March 10, 2016, the Company granted 100,000 fully vested options to an external advisor at an exercise price of NIS 0.746 ($ 0.19) per share. The fair value of the options as of the date of grant totaled approximately NIS 22 ($ 6).

In addition, the Company's Board of Directors approved the grant of 3,780,000 unregistered options to the Company's officers and employees, which may be exercised into 3,780,000 ordinary shares of NIS 0.0000001 par value each, according to the Company's option plan. The options are exercisable for ten years and vest over a period of three years from the date of grant. The exercise price shall be 130% of the average rate of the Company's share price in the 30 days of trading that preceded the Company's Board of Directors' resolution regarding the grant of options.

The fair value of each option is approximately NIS 0.298 and the total value of the options granted was NIS 1,127.

On June 25, 2018, the Company granted 130,710 options to a board member which vest over a period of four years at an exercise price of $ 3.45 per ADS. The fair value of the options as of the date of grant totaled approximately NIS 1,627 ($ 450).

The following table presents the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors:

	2016		2017		2018
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding at beginning of year	11,806,503	0.75	12,156,503	0.75	11,759,503	0.75
Granted	450,000	0.75	-	-	130,710	0.05
Exercised	-	-	(37,000)	0.49	-	-
Forfeited	(100,000)	0.75	(360,000)	0.81	(340,000)	0.54

Outstanding at end of year	12,156,503	0.75	11,759,503	0.75	11,550,213	0.77

Exercisable at end of year	5,793,501	0.75	8,653,010	0.74	10,979,503	0.78

The weighted average remaining contractual life for the share options outstanding as of December 31, 2018 was 5.86 years (as of December 31, 2017 – 6.86 years(.

c.	The fair value of the Company's share options granted to employees, directors and service providers for the years ended December 31, 2016, 2017 and 2018 was estimated using the binominal option pricing model using the following assumptions:

	December 31,
	2016	2017	2018

Dividend yield (%)	-	-	-
Expected volatility of the share prices (%)	82	53	53
Risk-free interest rate (%)	2.1	1.5	2.9
Expected life of share options (years)	8.8	7.8	7.5
Share price (NIS)	0.32	0.45	23.6	*

*	ADS – NIS 23.6 ($ 6.3)

The expected life of the share options is based on the midpoints between the available exercise dates (the end of the vesting periods) and the last available exercise date (the contracted expiry date), as adequate historical experience is still not available to provide a reasonable estimate.